Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2019, 2020 and 2021 have resulted from the following:

Number of shares
Balance at March 31, 2018	1,266,552,149
Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341
Issuance of new shares	184,900
Exercise of stock acquisition rights	2,294,900
Conversion of convertible bonds	86,040
Cancellation of treasury stock	(12,737,400)

Balance at March 31, 2020	1,261,058,781

Balance at March 31, 2021	1,261,058,781

Changes in Accumulated Other Comprehensive Income, Net of Tax
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)
Cumulative effect of ASU 2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063
Amounts reclassified out of accumulated other comprehensive income *	161	(1,093)	9,488	(1,627)	6,929

Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992
Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	—	(610,670)
Other comprehensive income before reclassifications	40,334	1,193	(17,519)	(75,814)	3,032	(48,774)
Amounts reclassified out of accumulated other comprehensive income *	56	74	92,490	(74)	—	92,546

Net other comprehensive income	40,390	1,267	74,971	(75,888)	3,032	43,772
Less: Other comprehensive income attributable to noncontrolling interests	14,234	—	34	(1,245)	1,059	14,082

Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

Other comprehensive income before reclassifications	(102,588)	5,571	2,358	107,661	(3,081)	9,921
Amounts reclassified out of accumulated other comprehensive income *	96	(4,058)	10,607	(835)	(39)	5,771

Net other comprehensive income	(102,492)	1,513	12,965	106,826	(3,120)	15,692
Less: Other comprehensive income attributable to noncontrolling interests	(11,971)	—	3	1,183	(583)	(11,368)
Transactions with noncontrolling interests shareholders and other	30,635	—	(910)	(300)	475	29,900

Balance at March 31, 2021	101,305	2,761	(223,468)	(404,529)	(89)	(524,020)

*
Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2019	2020	2021
Unrealized gains (losses) on securities	235	82	130	Financial services revenue
Tax expense or (benefit)	(74)	(26)	(34)

Net of tax	161	56	96

Unrealized gains (losses) on derivative instruments	(1,093)	—	—	Cost of sales
	—	106	(5,382)	Net sales
	—	—	285	Interest

Total before tax	(1,093)	106	(5,097)
Tax expense or (benefit)	—	(32)	1,039

Net of tax	(1,093)	74	(4,058)

Pension liability adjustment	9,891	92,514	13,181	*
Tax expense or (benefit)	(403)	(24)	(2,574)

Net of tax	9,488	92,490	10,607

Foreign currency translation adjustments	(1,627)	(74)	(835)	Foreign exchange loss, net, other operating (income) expense, net and other income: other
Tax expense or (benefit)	—	—	—

Net of tax	(1,627)	(74)	(835)

Debt valuation adjustments	—	—	(39)	Financial services expenses
Tax expense or (benefit)	—	—	—

Net of tax	—	—	(39)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	6,929	92,546	5,771

*	The amortization of pension and postretirement benefit components is included in the computation of net periodic pension cost. Refer to Note 15.

Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests
Net income attributable to Sony Group Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Net income attributable to Sony Group Corporation’s stockholders	916,271	582,191	1,171,776
Transfers (to) from the noncontrolling interests:
Increase (decrease) in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(22,775)	16,372	196,002

Change from net income attributable to Sony Group Corporation’s stockholders and transfers (to) from the noncontrolling interests	893,496	598,563	1,367,778